Equity and Divestitures - Schedule of Distribution Shareholders’ Capital (Details) R$ in Thousands	Jun. 30, 2025 BRL (R$) shares
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	100.00%
Common Shares | shares	92,257,843
Subscribed and Paid- In Share Capital | R$	R$ 369,122
Former Nuvini Stockholders (Nuvini Holdings Limited) [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	23.60%
Common Shares | shares	21,761,471
Subscribed and Paid- In Share Capital | R$
Public Stockholders [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	3.30%
Common Shares | shares	3,070,708
Subscribed and Paid- In Share Capital | R$
Mercato Founders [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	6.90%
Common Shares | shares	6,410,232
Subscribed and Paid- In Share Capital | R$
PIPE Investors [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	66.20%
Common Shares | shares	61,015,432
Subscribed and Paid- In Share Capital | R$